SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of test monitoring costs and royalty fees
	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Test monitoring costs	85,375,463	88,232,358	129,127,028
Royalty fees	17,561,272	22,032,654	15,594,990

Schedule of property and equipment

Building	30 years
Computer equipment	5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	the shorter of the lease terms or 5 years

Schedule of allocation of recognized employee benefit expenses

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	3,461,455	3,847,873	4,898,098
Research and development	3,553,612	3,694,142	4,214,374
Sales and marketing	3,649,029	3,551,100	5,269,923
General and administrative	2,109,344	2,206,793	2,608,307
Total employee benefit expenses	12,773,440	13,299,908	16,990,702

Schedule of assets and liabilities and the net revenue and net income (loss) of ATA Online

	March 31,
	2012	2013
	RMB	RMB

Cash	26,474,179	12,118,865
Accounts receivable, net	12,839,077	11,441,392
Prepayment and other current assets	1,260,738	3,395,536
Amounts due from related parties	—	29,562
Total current assets	40,573,994	26,985,355
Property and equipment, net	680,857	1,277,283
Total assets	41,254,851	28,262,638

Accrued expenses and other payables	4,785,359	5,058,492
Amounts due to related parties	4,213,631	1,804,678
Deferred revenue	854,095	493,284
Total liabilities	9,853,085	7,356,454

	Year ended March 31,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue	21,022,662	49,782,361	24,960,260
Net income (loss)	3,590,196	25,782,832	(10,495,582)